Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Accounts receivable	$ 3,875,548	$ 1,153,360
Less: allowance for doubtful accounts
Accounts receivable, net	$ 3,875,548	$ 1,153,360